CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Financing income	¥ 308,716,991	$ 44,759,756	¥ 1,255,487,959	¥ 2,102,664,997
Guarantee income | ¥			3,934,761	826,197,593
Loan facilitation income and other related income	18,809,073	2,727,059	39,531,049	131,633,096
Transaction services fee and other related income	113,790,389	16,498,056	151,693,310	(136,542,213)
Total revenues	577,493,364	83,728,668	1,654,042,540	3,687,973,887
Cost of revenues:
Cost of goods sold	(326,888,967)	(47,394,446)	(78,532,651)	(645,082,780)
Cost of other revenues	(56,202,270)	(8,148,563)	(220,193,581)	(217,271,212)
Total cost of revenues	(383,091,237)	(55,543,009)	(298,726,232)	(862,353,992)
Operating expenses:
Sales and marketing	(271,611,475)	(39,379,962)	(127,376,379)	(293,282,118)
General and administrative	(287,457,156)	(41,677,369)	(443,275,523)	(285,905,509)
Research and development	(58,275,392)	(8,449,138)	(141,263,820)	(170,690,876)
Changes in guarantee liabilities and risk assurance liabilities (including changes in guarantee liabilities amounts of RMB 22,265,996, RMB 53,009,582 and RMB 37,120,954 (US$ 5,382,032), change in risk assurance liabilities amounts of RMB (110,160,462), RMB 148,592,603 and RMB 66,870,069 (US$ 9,695,249) for the years ended December 31, 2020, 2021 and 2022, respectively).	103,991,023	15,077,281	201,602,185	87,894,466
Expected credit loss for receivables and other assets	(221,121,383)	(32,059,587)	(151,816,830)	1,621,362,182
Impairment loss from other assets	(268,926,952)	(38,990,743)	(156,394,433)	(20,000,000)
Total operating expenses	(561,158,569)	(81,360,344)	(514,891,140)	(2,303,346,219)
Other operating income	37,255,254	5,401,504	82,273,807	343,324,461
Income/(loss) from operations	(329,501,188)	(47,773,181)	922,698,975	865,598,137
Interest and investment income, net	112,816,211	16,356,814	129,455,869	708,250,666
(Loss)/gain from equity method investments	13,998,022	2,029,522	(221,798,009)	(370,038,652)
Gain/(loss) on derivative instruments	(70,420,481)	(10,210,010)	17,375,517
Foreign exchange (loss)/gain, net	250,234	36,281	(51,356)	(107,144)
Other income	19,832,854	2,875,493	5,213,254	26,357,832
Other expenses	(16,599,481)	(2,406,699)	(6,485,205)	(9,262,586)
Net income/(loss) before income taxes	(269,623,829)	(39,091,780)	846,409,045	1,220,798,253
Income tax expenses	(92,428,127)	(13,400,819)	(260,482,067)	(261,979,592)
Net income/(loss)	(362,051,956)	(52,492,599)	585,926,978	958,818,661
Less: net loss attributable to noncontrolling interests	(87,833)	(12,735)	(3,147,100)
Net income/(loss)	(361,964,123)	(52,479,864)	589,074,078	958,818,661
Other comprehensive income/(loss)
Foreign currency translation adjustment	13,036,988	1,890,186	(7,577,408)	(38,454,600)
Total comprehensive income/(loss)	(349,014,968)	(50,602,413)	578,349,570	920,364,061
Less: comprehensive loss attributable to noncontrolling interests	(87,833)	(12,735)	(3,147,100)
Total comprehensive income/(loss) attributable to Qudian Inc.'s shareholders	¥ (348,927,135)	$ (50,589,678)	¥ 581,496,670	¥ 920,364,061
Class A and Class B ordinary shares
Earnings/(loss) per share for Class A and Class B ordinary shares:
Basic | (per share)	¥ (1.47)	$ (0.21)	¥ 2.32	¥ 3.78
Diluted | (per share)	¥ (1.47)	$ (0.21)	¥ 2.27	¥ 3.59
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	246,024,592	246,024,592	253,438,807	253,658,448
Diluted	246,024,592	246,024,592	266,292,869	274,333,161
American Depositary Shares
Earnings/(loss) per share for Class A and Class B ordinary shares:
Basic | (per share)	¥ (1.47)	$ (0.21)	¥ 2.32	¥ 3.78
Diluted | (per share)	¥ (1.47)	$ (0.21)	¥ 2.27	¥ 3.59
Sales commission fee
Revenues:
Revenues	¥ 115,042	$ 16,680	¥ 35,411,010	¥ 80,991,883
Penalty fee
Revenues:
Revenues	53,445,376	7,748,851	67,316,352	72,234,947
Sales income and others
Revenues:
Revenues	¥ 82,616,493	$ 11,978,266	¥ 100,668,099	¥ 610,793,584